CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and due from banks:
Noninterest-bearing	$ 18,225	$ 14,373
Interest-bearing	54,961	26,405
Total cash and cash equivalents	73,186	40,778
Available for sale securities, at fair value	159,367	175,132
Loans held for sale	1,393	1,804
Loans receivable (net of allowance for loan losses of $11,820 and $9,863 at December 31, 2016 and 2015, respectively)	1,220,323	1,165,372
Federal Home Loan Bank stock, at cost	12,162	12,874
Federal Reserve Bank Stock, at cost	3,624	3,621
Bank-owned life insurance	21,293	21,924
Premises and equipment, net	19,884	21,188
Goodwill and other intangibles	17,494	18,096
Accrued interest receivable	4,435	4,283
Deferred tax asset, net	9,658	8,961
Other real estate owned, net	1,466	1,088
Other assets	6,605	6,713
Total assets	1,550,890	1,481,834
Deposits:
Noninterest-bearing	201,598	163,893
Interest-bearing	929,087	894,124
Total deposits	1,130,685	1,058,017
Mortgagors' and investors' escrow accounts	4,388	3,508
Federal Home Loan Bank advances	217,759	234,595
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Accrued expenses and other liabilities	25,083	23,136
Total liabilities	1,386,163	1,327,504
Commitments and contingencies (Notes 6, 11 and 12)
Shareholders' Equity:
Preferred stock ($0.01 par value per share; 1,000,000 shares authorized; none issued)	0	0
Common stock ($0.01 par value per share; 35,000,000 shares authorized; 12,212,904 shares and 12,218,818 shares issued and outstanding at December 31, 2016 and 2015, respectively)	122	122
Additional paid-in capital	125,628	124,997
Unallocated common shares held by ESOP	(3,168)	(3,648)
Unearned restricted shares	(341)	(815)
Retained earnings	43,167	33,864
Accumulated other comprehensive loss	(681)	(190)
Total shareholders' equity	164,727	154,330
Total liabilities and shareholders' equity	$ 1,550,890	$ 1,481,834